UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2405

Name of Fund: Merrill Lynch Balanced Capital Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments

Merrill Lynch Balanced Capital Fund, Inc.

Schedule of Investments as of December 31, 2004                (in U.S. dollars)

Industry++                                        Shares Held    Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.7%                          1,000,000    Honeywell International, Inc.                       $   35,410,000
                                                      100,000    Northrop Grumman Corp.                                   5,436,000
                                                      700,000    Raytheon Co.                                            27,181,000
                                                      450,000    United Technologies Corp.                               46,507,500
                                                                                                                     --------------
                                                                                                                        114,534,500
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.1%                                      675,000    Anheuser-Busch Cos., Inc.                               34,242,750
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                            1,000,000    Masco Corp.                                             36,530,000
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                                500,000    Janus Capital Group, Inc.                                8,405,000
                                                    1,200,000    Mellon Financial Corp.                                  37,332,000
                                                      650,000    Morgan Stanley                                          36,088,000
                                                                                                                     --------------
                                                                                                                         81,825,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                                      600,000    EI Du Pont de Nemours & Co.                             29,430,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                               400,000    PNC Financial Services Group, Inc.                      22,976,000
                                                      750,000    Wells Fargo & Co.                                       46,612,500
                                                                                                                     --------------
                                                                                                                         69,588,500
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.2%                     1,950,000  + CommScope, Inc.                                         36,855,000
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.3%                      1,000,000    Hewlett-Packard Co.                                     20,970,000
                                                      500,000    International Business Machines Corp.                   49,290,000
                                                                                                                     --------------
                                                                                                                         70,260,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.3%                 950,000    Citigroup, Inc.                                         45,771,000
                                                      600,000    JPMorgan Chase & Co.                                    23,406,000
                                                                                                                     --------------
                                                                                                                         69,177,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.2%         900,000    Verizon Communications, Inc.                            36,459,000
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%             350,000  + Agilent Technologies, Inc.                               8,435,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.4%                    500,000    GlobalSantaFe Corp.                                     16,555,000
                                                      200,000    Schlumberger Ltd.                                       13,390,000
                                                      300,000  + Weatherford International Ltd.                          15,390,000
                                                                                                                     --------------
                                                                                                                         45,335,000
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.2%                                  400,000    General Mills, Inc.                                     19,884,000
                                                      170,000    Nestle SA Registered Shares                             44,477,179
                                                      500,000    Unilever NV NY Registered Shares (a)                    33,355,000
                                                                                                                     --------------
                                                                                                                         97,716,179
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.7%             1,000,000    Baxter International, Inc.                              34,540,000
                                                      500,000  + Boston Scientific Corp.                                 17,775,000
                                                                                                                     --------------
                                                                                                                         52,315,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.7%               400,000    AmerisourceBergen Corp.                                 23,472,000
                                                      700,000    HCA, Inc. (d)                                           27,972,000
                                                                                                                     --------------
                                                                                                                         51,444,000
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.0%                1,000,000    McDonald's Corp.                                        32,060,000
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.4%                             650,000    Kimberly-Clark Corp.                                    42,776,500
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Balanced Capital Fund, Inc.

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

Industry++                                        Shares Held    Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                                  1,000,000  + Accenture Ltd. Class A                              $   27,000,000
                                                      100,000  + Computer Sciences Corp.                                  5,637,000
                                                                                                                     --------------
                                                                                                                         32,637,000
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.8%                     1,200,000    General Electric Co.                                    43,800,000
                                                    1,200,000    Tyco International Ltd.                                 42,888,000
                                                                                                                     --------------
                                                                                                                         86,688,000
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                                      950,000    ACE Ltd.                                                40,612,500
                                                      575,000    American International Group, Inc.                      37,760,250
                                                      900,000    Prudential Financial, Inc.                              49,464,000
                                                                                                                     --------------
                                                                                                                        127,836,750
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                    1,000,000    Dover Corp.                                             41,940,000
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.8%                                          775,000    Clear Channel Communications, Inc.                      25,954,750
                                                      500,000  + Comcast Corp. Special Class A                           16,420,000
                                                    1,500,000  + Interpublic Group of Cos., Inc. (d)                     20,100,000
                                                    1,000,000    Viacom, Inc. Class B                                    36,390,000
                                                      625,000    Walt Disney Co.                                         17,375,000
                                                                                                                     --------------
                                                                                                                        116,239,750
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.0%                                650,000    Alcoa, Inc.                                             20,423,000
                                                      800,000    United States Steel Corp.                               41,000,000
                                                                                                                     --------------
                                                                                                                         61,423,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 4.8%                                      800,000    Devon Energy Corp.                                      31,136,000
                                                      500,000    EnCana Corp.                                            28,530,000
                                                      600,000    Exxon Mobil Corp.                                       30,756,000
                                                      450,000    Murphy Oil Corp.                                        36,202,500
                                                      200,000    Total SA (a)                                            21,968,000
                                                                                                                     --------------
                                                                                                                        148,592,500
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 2.5%                      1,000,000    International Paper Co. (d)                             42,000,000
                                                      500,000    Weyerhaeuser Co.                                        33,610,000
                                                                                                                     --------------
                                                                                                                         75,610,000
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                              350,000    Avon Products, Inc.                                     13,545,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.8%                                600,000    GlaxoSmithKline Plc (a)                                 28,434,000
                                                      950,000    Schering-Plough Corp. (d)                               19,836,000
                                                      875,000    Wyeth                                                   37,266,250
                                                                                                                     --------------
                                                                                                                         85,536,250
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.8%                                    400,000    Burlington Northern Santa Fe Corp.                      18,924,000
                                                      900,000    CSX Corp.                                               36,072,000
                                                                                                                     --------------
                                                                                                                         54,996,000
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 1.9%     1,250,000  + Applied Materials, Inc.                                 21,375,000
                                                      900,000    Intel Corp.                                             21,051,000

Merrill Lynch Balanced Capital Fund, Inc.

Schedule of Investments as of December 31, 2004 (continued)    (in U.S. dollars)

Industry++                                        Shares Held    Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment              750,000    Intersil Corp. Class A                              $   12,555,000
(concluded)                                           300,000  + Micron Technology, Inc.                                  3,705,000
                                                                                                                     --------------
                                                                                                                         58,686,000
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.2%                                       400,000  + Citrix Systems, Inc.                                     9,812,000
                                                        1,192    Computer Associates International, Inc.                     37,024
                                                    1,700,000    Microsoft Corp.                                         45,407,000
                                                    1,300,000  + Siebel Systems, Inc.                                    13,650,000
                                                                                                                     --------------
                                                                                                                         68,906,024
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                             1,100,000    Limited Brands                                          25,322,000
                                                    1,000,000  + Office Depot, Inc.                                      17,360,000
                                                      500,000    TJX Cos., Inc.                                          12,565,000
                                                                                                                     --------------
                                                                                                                         55,247,000
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.2%                     500,000    Fannie Mae                                              35,605,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Common Stocks
                                                                 (Cost - $1,521,971,829) - 64.3%                      1,972,471,703
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest    Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $964,000,000    Master Core Bond Portfolio (b)                       1,030,960,005
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Mutual Funds
                                                                 (Cost - $1,027,268,696) - 33.6%                      1,030,960,005
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Face
                                                       Amount    Trust Preferred
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 0.0%                                 $  1,000,050    Unocal Capital Trust, 3.125%
                                                                 due 9/01/2026(Convertible)                               1,021,478
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                      1,400,000    International Paper Capital, 2.625% due 7/20/2025        1,403,390
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Trust Preferred
                                                                 (Cost - $2,361,199) - 0.1%                               2,424,868
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $ 61,802,069    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                 Series I (b)                                            61,802,069
                                                   57,976,900    Merrill Lynch Liquidity Series, LLC Money Market
                                                                 Series (b)(c)                                           57,976,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Short-Term Securities
                                                                 (Cost - $119,778,969) - 3.9%                           119,778,969
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $2,671,380,693*) - 101.9%                                                                   3,125,635,545

Liabilities In Excess of Other Assets - (1.9%)                                                                          (56,855,544)
                                                                                                                     --------------
Net Assets - 100.0%                                                                                                  $3,068,780,001
                                                                                                                     ==============

Merrill Lynch Balanced Capital Fund, Inc.

Schedule of Investments as of December 31, 2004 (concluded)

* The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,684,262,606
                                                                ===============
      Gross unrealized appreciation                             $   529,841,972
      Gross unrealized depreciation                                 (88,469,033)
                                                                ---------------
      Net unrealized appreciation                               $   441,372,939
                                                                ===============

+     Non-income producing security.
++ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
(a)   Depositary Receipts.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                                    Interest/
      Affiliate                                 Net Activity     Dividend Income
      --------------------------------------------------------------------------
      Master Core Bond Portfolio                $(50,000,000)     $    9,750,138
      Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                  $ 46,550,243      $      235,409
      Merrill Lynch Liquidity Series,
       LLC Money Market Series                  $ 37,727,700      $       12,441
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Balanced Capital Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: February 24, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: February 24, 2005